Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 2.20%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$228,258	$ 231,571
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	390,512	402,050
Delta Air Lines Series 2019-1 Class AA Pass-Through Trust	3.20	10-25-2025	260,000	268,816
Total Asset-backed securities (Cost $877,992)				902,437
Corporate bonds and notes: 52.39%
Communication services: 6.19%
Diversified telecommunication services: 4.56%
AT&T Incorporated	3.65	6-1-2051	300,000	310,693
AT&T Incorporated	4.25	3-1-2027	330,000	366,049
T-Mobile USA Incorporated	2.55	2-15-2031	40,000	39,799
T-Mobile USA Incorporated	3.30	2-15-2051	155,000	151,380
T-Mobile USA Incorporated	3.75	4-15-2027	145,000	157,021
Verizon Communications Incorporated	3.40	3-22-2041	445,000	465,890
Verizon Communications Incorporated	4.13	8-15-2046	325,000	376,905
				1,867,737
Entertainment: 0.14%
The Walt Disney Company	3.60	1-13-2051	50,000	56,543
Media: 1.49%
Charter Communications Operating LLC	2.80	4-1-2031	90,000	89,054
Charter Communications Operating LLC	4.20	3-15-2028	180,000	197,125
Charter Communications Operating LLC	4.91	7-23-2025	55,000	60,561
Comcast Corporation	3.40	4-1-2030	100,000	109,137
ViacomCBS Incorporated	4.95	1-15-2031	130,000	154,864
				610,741
Consumer discretionary: 3.61%
Automobiles: 1.00%
General Motors Company	6.13	10-1-2025	185,000	212,515
Stellantis Finance US Incorporated 144A	2.69	9-15-2031	200,000	196,673
				409,188
Hotels, restaurants & leisure: 1.89%
Hyatt Hotels Corporation	1.80	10-1-2024	315,000	315,281
Las Vegas Sands Corporation	3.50	8-18-2026	150,000	151,828
Las Vegas Sands Corporation	3.90	8-8-2029	130,000	130,906
McDonald's Corporation	1.45	9-1-2025	130,000	131,158
McDonald's Corporation	4.20	4-1-2050	35,000	42,361
				771,534
Specialty retail: 0.45%
Home Depot Incorporated	2.70	4-15-2030	40,000	41,970
TJX Companies Incorporated	1.60	5-15-2031	150,000	143,902
				185,872
Textiles, apparel & luxury goods: 0.27%
Ralph Lauren Corporation	2.95	6-15-2030	105,000	109,429
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 1.71%
Beverages: 0.70%
Keurig Dr Pepper Incorporated	4.60%	5-25-2028	$250,000	$ 284,318
Food products: 0.35%
Smithfield Foods Incorporated 144A	3.00	10-15-2030	145,000	144,406
Tobacco: 0.66%
BAT Capital Corporation	4.54	8-15-2047	260,000	271,914
Energy: 5.54%
Oil, gas & consumable fuels: 5.54%
Energy Transfer Operating Partners LP	3.75	5-15-2030	160,000	169,545
Energy Transfer Operating Partners LP	6.25	4-15-2049	390,000	509,442
Exxon Mobil Corporation	2.61	10-15-2030	260,000	269,465
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	243,231
Marathon Petroleum Corporation	3.80	4-1-2028	220,000	235,777
MPLX LP	4.00	3-15-2028	315,000	341,353
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	124,083
Sabine Pass Liquefaction LLC	5.75	5-15-2024	345,000	375,204
				2,268,100
Financials: 16.22%
Banks: 4.94%
Bank of America Corporation	4.13	1-22-2024	555,000	589,662
Citigroup Incorporated (U.S. SOFR +1.17%) ±	2.56	5-1-2032	170,000	170,882
Citigroup Incorporated	3.30	4-27-2025	520,000	552,276
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	150,000	151,927
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	145,000	150,129
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	145,000	156,967
Santander Holdings USA Incorporated	4.40	7-13-2027	230,000	252,160
				2,024,003
Capital markets: 7.45%
Belrose Funding Trust 144A	2.33	8-15-2030	185,000	181,388
Blackrock Incorporated	1.90	1-28-2031	35,000	34,490
BP Capital Markets America Incorporated	2.94	6-4-2051	345,000	331,153
Cantor Fitzgerald LP 144A	4.88	5-1-2024	400,000	427,182
Goldman Sachs Group Incorporated	3.63	1-22-2023	440,000	453,134
Intercontinental Exchange Incorporated	3.00	6-15-2050	140,000	141,567
Intercontinental Exchange Incorporated	3.75	12-1-2025	130,000	140,492
Morgan Stanley	3.13	7-27-2026	565,000	598,512
Morgan Stanley	3.70	10-23-2024	310,000	330,135
Raymond James Financial Services Incorporated	4.65	4-1-2030	90,000	104,361
S&P Global Incorporated	1.25	8-15-2030	100,000	93,302
S&P Global Incorporated	2.30	8-15-2060	90,000	77,812
State Street Corporation	2.40	1-24-2030	130,000	134,040
				3,047,568
Consumer finance: 2.12%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	305,000	333,697
Ford Motor Credit Company LLC	3.40	1-15-2026	155,000	157,401
See accompanying notes to portfolio of investments

2  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Hyundai Capital America Corporation 144A	1.80%	10-15-2025	$295,000	$ 293,405
Hyundai Capital America Corporation 144A	1.80	1-10-2028	85,000	82,142
				866,645
Insurance: 1.71%
American International Group Incorporated	4.75	4-1-2048	440,000	560,424
Brighthouse Financial Incorporated	4.70	6-22-2047	77,000	84,504
Unum Group	4.50	12-15-2049	50,000	53,181
				698,109
Health care: 4.41%
Biotechnology: 1.04%
AbbVie Incorporated	2.60	11-21-2024	240,000	249,032
AbbVie Incorporated	4.25	11-21-2049	145,000	174,315
				423,347
Health care providers & services: 1.67%
Anthem Incorporated	2.25	5-15-2030	20,000	19,929
Centene Corporation	2.45	7-15-2028	210,000	206,850
CVS Health Corporation	4.25	4-1-2050	110,000	132,948
CVS Health Corporation	4.30	3-25-2028	27,000	30,299
Magellan Health Incorporated	4.90	9-22-2024	155,000	167,788
UnitedHealth Group Incorporated	2.90	5-15-2050	125,000	127,331
				685,145
Life sciences tools & services: 0.56%
Thermo Fisher Scientific Incorporated	1.50	10-1-2039	200,000	229,705
Pharmaceuticals: 1.14%
Bristol-Myers Squibb Company	2.55	11-13-2050	175,000	165,545
Merck & Company Incorporated	2.15	12-10-2031	300,000	300,837
				466,382
Industrials: 2.91%
Aerospace & defense: 0.74%
United Technologies Corporation	4.13	11-16-2028	270,000	302,007
Airlines: 0.55%
US Airways Group Incorporated	4.63	12-3-2026	227,421	226,284
Professional services: 0.82%
Equifax Incorporated	3.10	5-15-2030	175,000	183,169
Equifax Incorporated	2.35	9-15-2031	155,000	152,899
				336,068
Road & rail: 0.80%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	240,000	251,472
Union Pacific Corporation	2.40	2-5-2030	75,000	76,430
				327,902
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 6.86%
Communications equipment: 0.97%
Motorola Solutions Incorporated	4.60%	2-23-2028	$350,000	$ 395,160
Electronic equipment, instruments & components: 0.39%
Jabil Incorporated	3.60	1-15-2030	150,000	161,300
IT services: 1.72%
Computershare US Incorporated	1.13	10-7-2031	200,000	220,108
Fiserv Incorporated	2.65	6-1-2030	45,000	45,661
Fiserv Incorporated	3.50	7-1-2029	140,000	150,562
Western Union Company	4.25	6-9-2023	275,000	286,312
				702,643
Semiconductors & semiconductor equipment: 2.27%
Intel Corporation	2.80	8-12-2041	265,000	264,349
Marvell Technology Incorporated	4.88	6-22-2028	80,000	91,627
Microchip Technology Incorporated	2.67	9-1-2023	230,000	234,898
Qualcomm Incorporated	3.25	5-20-2027	315,000	339,898
				930,772
Software: 1.00%
Oracle Corporation	2.88	3-25-2031	355,000	357,261
Oracle Corporation	3.60	4-1-2050	55,000	53,853
				411,114
Technology hardware, storage & peripherals: 0.51%
Dell International LLC / EMC Corporation	5.45	6-15-2023	45,000	47,470
Dell International LLC / EMC Corporation	6.20	7-15-2030	95,000	119,878
NetApp Incorporated	2.70	6-22-2030	40,000	40,031
				207,379
Materials: 0.58%
Chemicals: 0.58%
Westlake Chemical Corporation	1.63	7-17-2029	200,000	235,430
Real estate: 2.15%
Equity REITs: 1.37%
Equinix Incorporated	2.15	7-15-2030	275,000	267,325
Realty Income Corporation	2.85	12-15-2032	130,000	134,901
Sabra Health Care LP	3.20	12-1-2031	110,000	107,496
Vornado Realty LP	3.40	6-1-2031	50,000	51,134
				560,856
Real estate management & development: 0.78%
Simon Property Group LP	1.75	2-1-2028	60,000	58,840
Simon Property Group LP	3.25	9-13-2049	255,000	261,076
				319,916
Utilities: 2.21%
Electric utilities: 2.21%
Duke Energy Florida LLC	1.75	6-15-2030	90,000	86,366
Nevada Power Company	2.40	5-1-2030	125,000	125,608
See accompanying notes to portfolio of investments

4  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric utilities (continued)
New York State Electric & Gas Corporation 144A	3.25%	12-1-2026		$145,000	$ 154,290
Oglethorpe Power Corporation	3.75	8-1-2050		125,000	133,694
Pacificorp	3.50	6-15-2029		295,000	318,824
Union Electric Company	2.95	3-15-2030		80,000	84,055
					902,837
Total Corporate bonds and notes (Cost $20,381,883)					21,440,354
Foreign corporate bonds and notes: 26.68%
Communication services: 0.97%
Diversified telecommunication services: 0.67%
Verizon Communications Incorporated	2.88	1-15-2038	EUR	200,000	271,943
Wireless telecommunication services: 0.30%
Tele2 AB	2.13	5-15-2028	EUR	100,000	123,153
Consumer discretionary: 0.28%
Automobiles: 0.28%
Renault SA	2.38	5-25-2026	EUR	100,000	114,562
Consumer staples: 1.93%
Beverages: 0.84%
Coca-Cola Company	0.13	3-15-2029	EUR	200,000	222,466
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	100,000	120,134
					342,600
Food & staples retailing: 0.56%
Tesco Corporate Treasury Services plc	0.88	5-29-2026	EUR	200,000	231,477
Household products: 0.53%
Essity AB	0.25	2-8-2031	EUR	200,000	217,428
Energy: 1.97%
Oil, gas & consumable fuels: 1.97%
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.88%) ʊ±	3.25	3-22-2026	EUR	100,000	120,523
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ʊ±	4.25	3-22-2027	GBP	100,000	140,600
National Grid Gas plc	1.13	1-14-2033	GBP	200,000	240,258
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	189,489
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	12-29-2049	EUR	100,000	116,839
					807,709
Financials: 9.50%
Banks: 6.14%
Australia and New Zealand Banking Group (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.12%) ±	0.67	5-5-2031	EUR	100,000	112,017
Banco BPM SpA	2.50	6-21-2024	EUR	100,000	118,307
Banco de Sabadell SA	1.13	3-27-2025	EUR	100,000	114,501
Bankia SA	1.13	11-12-2026	EUR	100,000	116,340
Bankinter SA	0.63	10-6-2027	EUR	100,000	113,385
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	117,358
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  5

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.30%) ±	1.25%	4-6-2034	EUR	200,000	$ 223,448
BNP Paribas	1.25	3-19-2025	EUR	200,000	235,713
BPCE SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.75%) ±	1.50	1-13-2042	EUR	200,000	225,899
Credit Agricole Assurances	2.00	7-17-2030	EUR	200,000	235,071
Hamburg Commercial Bank (3 Month EURIBOR +0.90%) ±	0.50	9-22-2026	EUR	100,000	113,447
Jyske Bank AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.90%) ±	2.25	4-5-2029	EUR	150,000	176,500
Mizuho Financial Group	0.80	4-15-2030	EUR	100,000	113,990
Natwest Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	100,000	140,162
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88	6-18-2032	EUR	100,000	122,307
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%) ±	2.73	1-15-2032	EUR	200,000	232,150
					2,510,595
Capital markets: 0.93%
Cellnex Finance Company SA	2.00	2-15-2033	EUR	100,000	108,158
Credit Suisse Group AG (UK Gilts 1 Year +2.23%) ±	2.25	6-9-2028	GBP	200,000	270,595
					378,753
Diversified financial services: 0.27%
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +0.70%) ±	0.38	9-21-2027	EUR	100,000	111,833
Insurance: 2.16%
Berkshire Hathaway Incorporated	2.38	6-19-2039	GBP	100,000	140,812
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	200,000	233,962
Munich Re Group (ICE LIBOR GBP 3 Month +4.95%) ±	6.63	5-26-2042	GBP	100,000	138,224
Sampo Oyj	1.63	2-21-2028	EUR	100,000	122,199
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	100,000	127,539
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	100,000	122,357
					885,093
Health care: 3.10%
Biotechnology: 0.48%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	GBP	150,000	194,557
Health care equipment & supplies: 1.06%
Molnlycke Holding AB	0.63	1-15-2031	EUR	200,000	218,913
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	214,277
					433,190
Health care providers & services: 0.43%
Fresenius Medical Care AG & Company	1.50	5-29-2030	EUR	150,000	177,833
Pharmaceuticals: 1.13%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	113,708
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	115,558
See accompanying notes to portfolio of investments

6  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Pharmaceuticals (continued)
Merck KGaA (EURIBOR ICE Swap Rate 11:00am +1.95%) ±	1.63%	6-25-2079	EUR	100,000	$ 116,821
Phoenix PIB Dutch Finance BV	2.38	8-5-2025	EUR	100,000	116,457
					462,544
Industrials: 1.15%
Aerospace & defense: 0.60%
MTU Aero Engines AG	3.00	7-1-2025	EUR	200,000	245,533
Commercial services & supplies: 0.55%
Rentokil Initial plc	0.50	10-14-2028	EUR	200,000	225,215
Materials: 1.70%
Chemicals: 1.17%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ʊ±	1.50	10-1-2025	EUR	100,000	113,964
Sika Capital BV	1.50	4-29-2031	EUR	100,000	121,812
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ʊ±	4.25	12-4-2023	EUR	100,000	119,688
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	124,150
					479,614
Construction materials: 0.53%
Holcim Finance (Luxembourg) SA	0.50	4-23-2031	EUR	200,000	216,192
Real estate: 2.79%
Equity REITs: 0.86%
Castellum Helsinki	0.88	9-17-2029	EUR	100,000	109,895
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	3.63	10-14-2027	EUR	100,000	112,911
Tritax Big Box REIT plc	1.50	11-27-2033	GBP	100,000	128,067
					350,873
Real estate management & development: 1.93%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	100,000	110,838
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	100,000	118,693
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%) ʊ±	1.50	3-11-2026	EUR	100,000	110,304
Heimstaden Bostad AB	1.13	1-21-2026	EUR	100,000	115,974
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	111,137
Vesteda Finance BV	0.75	10-18-2031	EUR	100,000	112,286
Vonovia SE	0.75	9-1-2032	EUR	100,000	110,060
					789,292
Utilities: 3.29%
Electric utilities: 2.49%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.86%) ʊ±	2.63	12-1-2027	EUR	200,000	228,269
Electricite de France SA	5.50	10-17-2041	GBP	100,000	198,031
Enel Finance International NV	0.38	6-17-2027	EUR	100,000	113,324
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	100,000	118,973
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  7

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric utilities (continued)
Iberdrola International BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%) ʊ±	1.87%	1-28-2026	EUR	200,000	$ 231,744
Reseau de Transport d'Electricite	1.88	10-23-2037	EUR	100,000	127,841
					1,018,182
Gas utilities: 0.53%
APT Pipelines Limited	2.00	7-15-2030	EUR	180,000	216,561
Multi-utilities: 0.27%
Veolia Environnement SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.08%) ʊ±	2.00	11-15-2027	EUR	100,000	113,178
Total Foreign corporate bonds and notes (Cost $10,723,282)					10,917,910
Municipal obligations: 0.45%
New Jersey: 0.45%
Transportation revenue: 0.45%
New Jersey TTFA Transportation System Refunding Bond Series B	4.13	6-15-2042		$165,000	184,762
Total Municipal obligations (Cost $165,000)					184,762
U.S. Treasury securities: 0.73%
U.S. Treasury Bond	1.63	11-15-2050		105,000	97,826
U.S. Treasury Note	1.25	8-15-2031		10,000	9,777
U.S. Treasury Note	2.38	5-15-2051		175,000	193,293
Total U.S. Treasury securities (Cost $290,662)					300,896
Yankee corporate bonds and notes: 14.64%
Communication services: 1.99%
Media: 0.43%
WPP Finance Limited 2010	3.75	9-19-2024		165,000	174,428
Wireless telecommunication services: 1.56%
Telefonica Emisiones SAU	4.10	3-8-2027		250,000	275,174
Vodafone Group plc	4.38	5-30-2028		325,000	365,685
					640,859
Consumer discretionary: 0.52%
Internet & direct marketing retail: 0.52%
Prosus NV 144A	3.83	2-8-2051		230,000	214,512
Consumer staples: 0.90%
Household products: 0.90%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024		355,000	366,814
Energy: 0.29%
Oil, gas & consumable fuels: 0.29%
Equinor ASA	2.38	5-22-2030		30,000	30,477
Saudi Arabian Oil Company 144A	4.38	4-16-2049		75,000	86,824
					117,301
See accompanying notes to portfolio of investments

8  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 8.49%
Banks: 6.17%
Banco Santander SA	3.49%	5-28-2030	$200,000	$ 211,129
Credit Suisse New York	3.63	9-9-2024	330,000	349,916
DNB Bank ASA (UK Gilts 1 Year +0.85%) ±	1.38	12-2-2025	200,000	269,757
HSBC Holdings plc (U.S. SOFR +2.39%) ±	2.85	6-4-2031	200,000	202,310
HSBC Holdings plc	4.30	3-8-2026	230,000	252,029
National Australia Bank 144A	2.33	8-21-2030	260,000	249,075
Natwest Group plc	3.88	9-12-2023	290,000	302,396
Sumitomo Mitsui Financial Group	2.13	7-8-2030	200,000	194,308
Sumitomo Mitsui Financial Group	3.10	1-17-2023	220,000	225,218
Westpac Banking Corporation (5 Year Treasury Constant Maturity +1.35%) ±	2.89	2-4-2030	70,000	71,501
Westpac Banking Corporation	3.65	5-15-2023	190,000	197,565
				2,525,204
Capital markets: 0.36%
Macquarie Group Limited (3 Month LIBOR +1.02%) 144A±	3.19	11-28-2023	145,000	147,520
Consumer finance: 0.83%
Avolon Holdings Limited 144A	4.38	5-1-2026	315,000	337,383
Diversified financial services: 0.37%
AerCap Ireland Capital	3.30	1-30-2032	150,000	152,816
Insurance: 0.76%
Athene Holding Limited	3.50	1-15-2031	295,000	311,934
Information technology: 0.88%
Semiconductors & semiconductor equipment: 0.88%
NXP BV 144A	3.40	5-1-2030	85,000	90,585
NXP BV 144A	3.88	6-18-2026	250,000	269,810
				360,395
Materials: 0.55%
Construction materials: 0.55%
Aliaxis Finance SA	0.88	11-8-2028	200,000	223,796
Real estate: 0.74%
Equity REITs: 0.74%
Scentre Group Trust 2 Company (5 Year Treasury Constant Maturity +4.69%) 144A±	5.13	9-24-2080	285,000	305,306
Utilities: 0.28%
Multi-utilities: 0.28%
Engie SA	1.00	10-26-2036	100,000	112,969
Total Yankee corporate bonds and notes (Cost $5,808,670)				5,991,237

See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.60%
Investment companies: 1.60%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	654,044	$ 654,044
Total Short-term investments (Cost $654,044)				654,044
Total investments in securities (Cost $38,901,533)	98.69%			40,391,640
Other assets and liabilities, net	1.31			536,528
Total net assets	100.00%			$40,928,168

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,613,662	$3,052,558	$(4,012,176)	$0	$0	$654,044	654,044	$101
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
252,537 USD	319,000 CAD	State Street Bank & Trust Company	1-26-2022	$358	$0
317,000 CAD	247,390 USD	State Street Bank & Trust Company	1-26-2022	3,208	0
11,079,357 USD	9,800,000 EUR	State Street Bank & Trust Company	1-26-2022	0	(82,839)
58,705 EUR	50,000 GBP	State Street Bank & Trust Company	1-26-2022	288	0
640,000 EUR	725,775 USD	State Street Bank & Trust Company	1-26-2022	3,185	0
85,000 USD	75,310 EUR	State Street Bank & Trust Company	1-26-2022	0	(778)
57,454 EUR	65,000 USD	State Street Bank & Trust Company	1-26-2022	440	0
2,486,352 USD	1,850,000 GBP	State Street Bank & Trust Company	1-26-2022	0	(17,600)
58,705 EUR	50,000 GBP	State Street Bank & Trust Company	1-26-2022	0	(1,097)
205,000 GBP	273,162 USD	State Street Bank & Trust Company	1-26-2022	4,303	0
See accompanying notes to portfolio of investments

10  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2021 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
45,000 USD	33,894 GBP	State Street Bank & Trust Company	1-26-2022	$0	$(876)
40,857 GBP	55,000 USD	State Street Bank & Trust Company	1-26-2022	300	0
				$12,082	$(103,190)
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  11

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

12  |  Allspring Global Investment Grade Credit Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$902,437	$0	$902,437
Corporate bonds and notes	0	21,440,354	0	21,440,354
Foreign corporate bonds and notes	0	10,917,910	0	10,917,910
Municipal obligations	0	184,762	0	184,762
U.S. Treasury securities	300,896	0	0	300,896
Yankee corporate bonds and notes	0	5,991,237	0	5,991,237
Short-term investments
Investment companies	654,044	0	0	654,044
	954,940	39,436,700	0	40,391,640
Forward foreign currency contracts	0	12,082	0	12,082
Total assets	$954,940	$39,448,782	$0	$40,403,722
Liabilities
Forward foreign currency contracts	$0	$103,190	$0	$103,190
Total liabilities	$0	$103,190	$0	$103,190
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Global Investment Grade Credit Fund  |  13